5. Inventories	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
5. Inventories	Inventories consist of the following:
	March 31,
	2015	2014
Raw materials	$865,000	$790,000
Finished goods	537,000	298,000
	$1,402,000	$1,088,000